Revenues - Concentration of Risk (Details) - USD ($) $ in Thousands	3 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Concentration Risk [Line Items]
Revenues	$ 36,390	$ 35,570	$ 31,552	$ 59,765	$ 145,578	$ 73,626
Percent of total revenues	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Cyber and Engineering
Concentration Risk [Line Items]
Revenues	$ 17,333	$ 18,559	$ 15,584		$ 74,879
Analytics
Concentration Risk [Line Items]
Revenues	19,057	17,011	15,968		70,699
Customer Concentration Risk | Revenue Benchmark
Concentration Risk [Line Items]
Revenues			31,552
Customer Concentration Risk | Revenue Benchmark | Customer A
Concentration Risk [Line Items]
Revenues	$ 7,264	$ 8,342	$ 8,075	$ 26,049	$ 31,732	$ 34,137
Percent of total revenues	20.00%	23.00%	26.00%	44.00%	22.00%	46.00%
Customer Concentration Risk | Revenue Benchmark | Customer A | Cyber and Engineering
Concentration Risk [Line Items]
Revenues	$ 7,264	$ 8,342	$ 8,075		$ 31,732
Customer Concentration Risk | Revenue Benchmark | Customer A | Analytics
Concentration Risk [Line Items]
Revenues	0	0	0
Customer Concentration Risk | Revenue Benchmark | Customer B
Concentration Risk [Line Items]
Revenues	$ 4,497	$ 3,755	$ 3,495	$ 12,282	$ 15,032	$ 21,386
Percent of total revenues	12.00%	11.00%	11.00%	21.00%	10.00%	29.00%
Customer Concentration Risk | Revenue Benchmark | Customer B | Cyber and Engineering
Concentration Risk [Line Items]
Revenues	$ 4,497	$ 3,755	$ 3,495		$ 15,032
Customer Concentration Risk | Revenue Benchmark | Customer B | Analytics
Concentration Risk [Line Items]
Revenues	0	0	0		0
Customer Concentration Risk | Revenue Benchmark | Customer C
Concentration Risk [Line Items]
Revenues	$ 5,351	$ 0	$ 5,498		$ 11,538
Percent of total revenues	15.00%	0.00%	17.00%		8.00%
Customer Concentration Risk | Revenue Benchmark | Customer C | Cyber and Engineering
Concentration Risk [Line Items]
Revenues	$ 0	$ 0	$ 0		$ 0
Customer Concentration Risk | Revenue Benchmark | Customer C | Analytics
Concentration Risk [Line Items]
Revenues	5,351	0	5,498		11,538
Customer Concentration Risk | Revenue Benchmark | Customer D
Concentration Risk [Line Items]
Revenues			$ 5,494		$ 8,835
Percent of total revenues			17.00%		6.00%
Customer Concentration Risk | Revenue Benchmark | Customer D | Cyber and Engineering
Concentration Risk [Line Items]
Revenues			$ 0		$ 0
Customer Concentration Risk | Revenue Benchmark | Customer D | Analytics
Concentration Risk [Line Items]
Revenues			5,494		8,835
Customer Concentration Risk | Revenue Benchmark | All others
Concentration Risk [Line Items]
Revenues	$ 19,278	$ 23,473	$ 8,990	$ 21,434	$ 78,441	$ 18,103
Percent of total revenues	53.00%	66.00%	29.00%	35.00%	54.00%	25.00%
Customer Concentration Risk | Revenue Benchmark | All others | Cyber and Engineering
Concentration Risk [Line Items]
Revenues	$ 5,572	$ 6,462	$ 4,014		$ 28,115
Customer Concentration Risk | Revenue Benchmark | All others | Analytics
Concentration Risk [Line Items]
Revenues	$ 13,706	$ 17,011	$ 4,976		$ 50,326